BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SUMMARY OF MATURITY OF BANK BORROWINGS

The following table shows the maturity of the Company’s bank borrowings as of December 31, 2025:

For the years ending December 31,	Amount
2026	$1,418,831
2027	92,502
2028	58,216
2029	7,475
Total Bank Borrowings	$1,577,024